UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05617

Shelton Greater China Fund
(Exact name of registrant as specified in charter)

44 Montgomery Street, Suite 2100
San Francisco, California  94104-4708
(Address of principal executive offices)   (Zip code)

Teresa Axelson
44 Montgomery Street, Suite 2100
San Francisco, California  94104-4708
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 955-9988

Date of fiscal year end: December 31
Date of reporting period: March 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

SHELTON GREATER CHINA FUND
Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / March 31, 2012

Security Description	Shares	Value
Common Stock (98.61%)

Basic Materials (4.69%)
Chemicals (4.69%)
China Petrochemical Development Corp	300,000	$338,986
Formosa Chemicals & Fibre Corp	50,897	148,650
Formosa Plastics Corp	150,271	442,445
Nan Ya Plastics Corp	200,968	454,169
		1,384,250

Total Basic Materials		1,384,250

Communications (9.86%)
Internet (1.89%)
Tencent Holdings Ltd	20,000	557,848

Telecommunications (7.97%)
China Mobile Ltd	130,000	1,430,485
China Unicom Hong Kong Ltd	100,000	169,466
Chunghwa Telecom Co Ltd	80,000	246,387
HTC Corp	20,561	415,894
Taiwan Mobile Co Ltd	30,000	91,379
		2,353,611

Total Communications		2,911,459

Consumer, Cyclical (8.42%)
Auto Manufacturers (0.61%)
Dongfeng Motor Group Co Ltd	100,000	180,541

Auto Parts & Equipment (0.62%)
Xinyi Glass Holdings Ltd	300,000	183,116

Distribution/Wholesale (1.17%)
Li & Fung Ltd	150,000	344,213

Home Furnishings (1.15%)
Haier Electronics Group Co Ltd*	300,000	339,963

Lodging (0.66%)
Sands China Ltd	50,000	195,414

Retail (3.70%)
Emperor Watch & Jewellery Ltd	3,000,000	475,176
Maoye International Holdings Ltd*	1,000,000	266,562
Sa Sa International Holdings Ltd	100,000	57,948
Sun Art Retail Group Ltd*	100,000	135,470
Taiwan FamilyMart Co Ltd	30,000	157,550
		1,092,706

Textiles (0.51%)
International Taifeng Holdings Ltd	400,000	148,863

Total Consumer, Cyclical		2,484,816

Consumer, Non-Cyclical (4.97%)
Cosmetics/Personal Care (1.05%)
Vinda International Holdings Ltd	200,000	309,057

SHELTON GREATER CHINA FUND
Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / March 31, 2012

Security Description	Shares	Value
Food (3.20%)
Shenguan Holdings Group Ltd	500,000	296,180
Standard Foods Corp	100,500	342,213
Uni-President Enterprises Corp	60,000	83,044
Want Want China Holdings Ltd	200,000	223,551
		944,988

Pharmaceuticals (0.72%)
TTY Biopharm Co Ltd	50,000	213,454

Total Consumer, Non-Cyclical		1,467,499

Diversified (1.69%)
Holding Companies (1.69%)
Hutchison Whampoa Ltd	50,000	499,643

Total Diversified		499,643

Energy (8.70%)
Coal (1.71%)
China Shenhua Energy Co Ltd	120,000	506,081

Oil & Gas (6.99%)
China Petroleum & Chemical Corp	300,000	326,828
CNOOC Ltd	500,000	1,027,616
PetroChina Co Ltd	500,000	706,969
		2,061,413

Total Energy		2,567,494

Financial (31.18%)
Banks (12.72%)
Bank of China Ltd	1,500,000	604,593
BOC Hong Kong Holdings Ltd	200,000	552,440
China Construction Bank Corp	1,600,000	1,236,229
Hang Seng Bank Ltd	20,000	265,789
Industrial & Commercial Bank of China	1,700,000	1,096,767
		3,755,818

Diversified Financial Services (5.01%)
Chinatrust Financial Holding Co Ltd	271,965	170,931
Fubon Financial Holding Co Ltd	350,224	394,550
Hong Kong Exchanges and Clearing Ltd	30,000	504,150
Mega Financial Holding Co Ltd	200,000	141,286
Taiwan Acceptance Corp	50,000	104,186
Yuanta Financial Holding Co Ltd*	306,691	159,505
		1,474,608

Insurance (6.44%)
AIA Group Ltd	150,000	549,543
China Life Insurance Co Ltd	100,000	259,479
China Pacific Insurance Group Co Ltd	150,000	464,552
PICC Property & Casualty Co Ltd	20,000	23,797
Ping An Insurance Group Co	80,000	604,722
		1,902,093

SHELTON GREATER CHINA FUND
Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / March 31, 2012

Security Description	Shares	Value
Real Estate (7.01%)
China Overseas Land & Investment Ltd	200,000	380,141
Hang Lung Properties Ltd	100,000	366,362
Hysan Development Co Ltd	70,000	280,341
Kerry Properties Ltd	60,000	270,039
Link REIT	60,000	223,294
Sun Hung Kai Properties Ltd	40,000	497,067
Swire Properties Ltd*	21,000	52,192
		2,069,436

Total Financial		9,201,955

Industrial (17.71%)
Electronics (10.82%)
AAC Technologies Holdings Inc	400,000	1,086,852
AU Optronics Corp	300,000	138,745
Hon Hai Precision Industry Co Ltd	250,399	971,410
Radiant Opto-Electronics Corp	60,000	266,310
Silitech Technology Corp	80,500	184,923
Taiwan Surface Mounting Technology Co Ltd	150,000	344,576
Tripod Technology Corp	60,000	201,257
		3,194,073

Engineering & Construction (3.01%)
Cheung Kong Infrastructure Holdings Ltd	100,000	608,457
China State Construction International Holdings Ltd	300,000	279,311
		887,768

Environmental Control (1.11%)
China Everbright International Ltd	700,000	329,017

Machinery-Diversified (2.24%)
First Tractor Co Ltd	150,000	151,052
Shanghai Electric Group Co Ltd	1,000,000	508,657
		659,709

Miscellaneous Manufuring (0.53%)
Largan Precision Co Ltd	8,000	157,211

Total Industrial		5,227,778

Technology (9.86%)
Computers (2.83%)
Asustek Computer Inc	60,000	566,162
Lenovo Group Ltd	300,000	270,039
		836,201

Semiconductors (7.03%)
Chipbond Technology Corp	306,000	396,568
MediaTek Inc	25,000	239,289
Taiwan Semiconductor Manufacturing Co Ltd	500,284	1,439,093
		2,074,950

Total Technology		2,911,151

Utilities (1.53%)
Electric (0.83%)
CLP Holdings Ltd	20,000	172,557
Power Assets Holdings Ltd	10,000	73,401
		245,958

SHELTON GREATER CHINA FUND
Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / March 31, 2012

Security Description	Shares	Value
Gas (0.70%)
Hong Kong & China Gas Co Ltd	80,000	205,008

Total Utilities		450,966

Total Common Stock (Cost $27,329,812)		29,107,011

Rights and Warrants (0.00%)
Financial (0.00%)
Chinatrust Financial Holding Co Ltd rights 04/03/12	13,589	1,036

Total Rights and Warrants (Cost $0)		1,036

Short-Term Investments (1.57%)
Time Deposit (1.57%)
HSBC Bank USA, Grand Cayman, 0.03%, Due 04/02/12		462,473

Total Short-Term Investments (Cost $462,473)		462,473

Total Investments (Cost $27,792,285) (a) (100.18%)		29,570,520
Liabilities in Excess of Other Assets (-0.18%)		(52,425)
Net Assets (100.00%)		$29,518,095

Security Description	Contracts	Unrealized Appreciation
Forward Foreign Currency Exchange Contract Short (0.02%)
USD, Brown Brothers Harriman & Co., settlement date 04/02/12 (cost $4,893; value $4,893)	HKD 38,000	$-

Total Forward Foreign Currency Exchange Contract Short (Cost $4,893; Value $4,893)		-

* Non-income producing security.

(a)	Tax cost and unrealized appreciation are only calculated as of fiscal year end. Net unrealized depreciation on a tax basis as of December 31, 2011 was $3,629,055.

Fair Value Measurements -

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU") No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.

ASU 2011-04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy; quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the air value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust's securities at March 31, 2012 using fair value hierarchy:

	Level 1(b)	Level 2(b)	Level 3(b)	Total
Investments, in securities
Common stocks (a)	$29,107,011	$-	$-	$29,107,011
Rights and warrants	-	1,036	-	1,036
Short term securities	462,473	-	-	462,473
Total investments in securities	$29,569,484	$1,036	$-	$29,570,520

(a)	For a detailed breakout of common stocks by major industry classification, please refer to the Portfolio of Investments.

(b)	There were no transfers in or out of Level 1, Level 2 and Level 3 during the period ended March 31, 2012.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Greater China Fund

By /s/ Stephen C. Rogers
Stephen C. Rogers,
President (as Principal Executive Officer)
Date: April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Stephen C. Rogers
Stephen C. Rogers,
President (as Principal Executive Officer)
Date: April 27, 2012

By /s/ William P. Mock
William P. Mock
Treasurer (as Principal Financial Officer)
Date: April 27, 2012